Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2025-1

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	8
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/28	01/21/2031	$534,600,000.00		4.71%			4.71%
Class B	1/20/28	01/21/2031	$40,872,000.00		4.94%			4.94%
Class C	1/20/28	01/21/2031	$24,528,000.00		5.09%			5.09%

Total			$600,000,000.00

Series 2025-1 Allocation % x Group One Available Funds								$41,036,725.98
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$41,036,725.98

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.19	$44.19	$0.00	$0.00		$41,036,681.79
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$41,036,681.79
Asset Representations Reviewer Fee			$24.36	$24.36	$0.00	$0.00		$41,036,657.43
Supplemental ARR Fee			$97.45	$97.45	$0.00	$0.00		$41,036,559.98
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,035,309.98
Servicing Fee			$462,533.62	$462,533.62	$0.00	$0.00		$40,572,776.36
Class A Note Interest			$2,098,305.00	$2,098,305.00	$0.00	$0.00		$38,474,471.36
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,474,471.36
Class B Note Interest			$168,256.40	$168,256.40	$0.00	$0.00		$38,306,214.96
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,306,214.96
Class C Note Interest			$104,039.60	$104,039.60	$0.00	$0.00		$38,202,175.36
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$38,202,175.36
Class R Interest			$38,202,175.36	$38,202,175.36	$0.00	$0.00		$0.00

Total			$41,036,725.98	$41,036,725.98	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A			$0.00	$0.00	$2,098,305.00	$0.00	$0.00	$2,098,305.00
Class B			$0.00	$0.00	$168,256.40	$0.00	$0.00	$168,256.40
Class C			$0.00	$0.00	$104,039.60	$0.00	$0.00	$104,039.60

Total			$0.00	$0.00	$2,370,601.00	$0.00	$0.00	$2,370,601.00

Noteholder	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.93	$0.00	$3.93	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$1,000.00	$4.12	$0.00	$4.12	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.24	$0.00	$4.24	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$1,000.00	$3.95	$0.00	$3.95	$600,000,000.00	1.00	$600,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.